Commitments - Summary of Financial instruments Whose Contract Amount Represents Credit Risk (Detail) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Line Of Credit Facility [Line Items]
Contractual amount of financial instruments	$ 151,874	$ 145,146
Stand-by and Performance Letter of Credit
Line Of Credit Facility [Line Items]
Contractual amount of financial instruments	5,412	2,268
Commitments to Extend Credit
Line Of Credit Facility [Line Items]
Contractual amount of financial instruments	$ 146,462	$ 142,878